Segmet Information (Tables)	6 Months Ended
Jun. 30, 2017
SEGMENT INFORMATION [Abstract]
Segments Summarized Financial Information

Navios Partners Operations	Navios Containers Operations	Total
Three Month	Three Month	Three Month	Three Month	Eliminations	Three Month	Three Month
Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
2017	2016	2017	2016	2017	2016
Revenue	$46,916	$44,877	$3,102	$—	—	$50,018	$44,877
Management fees	(14,760)	(14,719)	(702)	—	—	(15,462)	(14,719)
Interest expense and finance cost, net	(8,138)	(8,369)	(80)	—	73	(8,145)	(8,369)
Depreciation and amortization	(17,360)	(18,809)	(1,320)	—	—	(18,680)	(18,809)
Net income/ (loss)	7,987	(16,807)	881	—	(4,423)	4,445	(16,807)
Total assets	1,275,942	1,288,362	97,333	—	(45,723)	1,327,552	1,288,362
Capital expenditures	(95,247)	—	(44,567)	—	30,000	(109,814)	-
Investment in affiliates	1,192	1,340	—	—	(30,000)	1,192	1,340
Cash and cash equivalents	44,813	25,327	34,936	—	—	79,749	25,327
Restricted cash	6,299	1,572	—	—	—	6,299	1,572
Long-term debt (including current and non-current portion), net	$441,347	$555,007	$33,670	$—	—	$475,017	$555,007

Navios Partners Operations	Navios Containers Operations	Total
Six Month	Six Month	Six Month	Six Month	Eliminations	Six Month	Six Month
Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
2017	2016	2017	2016	2017	2016
Revenue	$89,327	$90,518	$3,102	$—	—	$92,429	$90,518
Management fees	(29,103)	(29,439)	(702)	—	—	(29,805)	(29,439)
Interest expense and finance cost, net	(18,493)	(16,033)	(80)	—	73	(18,500)	(16,033)
Depreciation and amortization	(34,135)	(37,614)	(1,320)	—	—	(35,455)	(37,614)
Net income/ (loss)	2,334	(16,598)	881	—	(4,423)	(1,208)	(16,598)
Total assets	1,275,942	1,288,362	97,333	—	(45,723)	1,327,552	1,288,362
Capital expenditures	2,798	(450)	(44,567)	—	30,000	(11,769)	(450)
Investment in affiliates	31,192	1,340	—	—	(30,000)	1,192	1,340
Cash and cash equivalents	44,813	25,327	34,936	—	—	79,749	25,327
Restricted cash	6,299	1,572	—	—	6,299	1,572
Long-term debt (including current and non-current portion), net	441,347	555,007	33,670	—	—	475,017	555,007